EA Series Trust
19 East Eagle Road
Havertown, PA 19083

February 4, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:
EA Series Trust (the “Trust”)
File Nos. 333-195493; 811-22961
ARK 21Shares Active Bitcoin Futures Strategy ETF (S000082798)
ARK 21Shares Active On-Chain Bitcoin Strategy ETF (S000082799)
ARK 21Shares Blockchain and Digital Economy Innovation ETF (S000082800)
ARK 21Shares Active Bitcoin Ethereum Strategy ETF (S000083010)
ARK 21Shares Active Ethereum Futures Strategy ETF (S000083011)
(each, a “Fund,” and together, the “Funds”)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the above referenced series, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated January 31, 2025, and filed electronically as Post-Effective Amendment No. 435 to the Trust’s Registration Statement on January 28, 2025.
If you have any questions regarding the enclosed, please do not hesitate to contact me at (617) 290-8738.
Sincerely,
/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary